INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Additional information (Detail)		9 Months Ended
	Oct. 11, 2023 shares	Sep. 30, 2024 ARS ($) customer office producer	Apr. 09, 2024 ARS ($)	Apr. 09, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Disclosure of subsidiaries [line items]
Transfer or ordinary shares (in shares) | shares	4,512,697,946,000
Percentage of shareholding	99.43%
Number of customers | customer		775,000
Number of branch offices | office		13
Number of insurance producers | producer		5,000
Total		$ 266,868,382,000			$ 278,441,132,000
Major business combination | ADRs - American Depositary Receipts
Disclosure of subsidiaries [line items]
Equity interests of acquirer				$ 200,022,500
Major business combination | Private and Subordinated Negotiable Obligations
Disclosure of subsidiaries [line items]
Total			$ 475,000,000
Direct Holdings | Major business combination
Disclosure of subsidiaries [line items]
Acquisition, ownership percentage			42.11%	42.11%
HSBC Bank Argentina S.A. | Major business combination
Disclosure of subsidiaries [line items]
Capital and voting rights			99.99383%	99.99383%
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A. | Major business combination
Disclosure of subsidiaries [line items]
Capital and voting rights			100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U. | Major business combination
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition date fair value			$ 274,977,500
Banco de Galicia y Buenos Aires S.A.U. | Direct Holdings | Major business combination
Disclosure of subsidiaries [line items]
Acquisition, ownership percentage			57.89%	57.89%